Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.14163%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,896,319.08

Principal:
Principal Collections	$22,597,452.94
Prepayments in Full	$9,686,519.56
Liquidation Proceeds	$515,327.64
Recoveries	$109,272.73
Sub Total	$32,908,572.87
Collections	$34,804,891.95

Purchase Amounts:
Purchase Amounts Related to Principal	$149,604.96
Purchase Amounts Related to Interest	$656.19
Sub Total	$150,261.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,955,153.10

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,955,153.10
Servicing Fee	$749,148.96	$749,148.96	$0.00	$0.00	$34,206,004.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,206,004.14
Interest - Class A-2a Notes	$160,259.90	$160,259.90	$0.00	$0.00	$34,045,744.24
Interest - Class A-2b Notes	$230,347.26	$230,347.26	$0.00	$0.00	$33,815,396.98
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$33,289,102.81
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$33,128,952.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,128,952.89
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$33,059,024.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,059,024.14
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$33,008,501.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,008,501.97
Regular Principal Payment	$30,032,936.81	$30,032,936.81	$0.00	$0.00	$2,975,565.16
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,975,565.16
Residual Released to Depositor	$0.00	$2,975,565.16	$0.00	$0.00	$0.00
Total		$34,955,153.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,032,936.81
Total					$30,032,936.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,016,468.41	$64.42	$160,259.90	$0.69	$15,176,728.31	$65.11
Class A-2b Notes	$15,016,468.40	$64.42	$230,347.26	$0.99	$15,246,815.66	$65.41
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$30,032,936.81	$23.08	$1,197,502.17	$0.92	$31,230,438.98	$24.00

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$129,068,376.53	0.5537039	$114,051,908.12	0.4892832
Class A-2b Notes	$129,068,376.53	0.5537039	$114,051,908.13	0.4892832
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$799,656,753.06	0.6145911	$769,623,816.25	0.5915087

Pool Information
Weighted Average APR	2.529%	2.522%
Weighted Average Remaining Term	44.93	44.09
Number of Receivables Outstanding	43,399	42,561
Pool Balance	$898,978,755.78	$865,628,162.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$832,112,061.99	$801,578,866.27
Pool Factor	0.6374070	0.6137603

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$64,049,295.74
Targeted Overcollateralization Amount	$96,004,345.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,004,345.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$401,688.67
(Recoveries)		35	$109,272.73
Net Loss for Current Collection Period			$292,415.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3903%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4067%
Second Prior Collection Period			0.3752%
Prior Collection Period			0.4799%
Current Collection Period			0.3977%
Four Month Average (Current and Prior Three Collection Periods)			0.4149%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1248	$4,694,077.64
(Cumulative Recoveries)			$649,281.63
Cumulative Net Loss for All Collection Periods			$4,044,796.01
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2868%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,761.28
Average Net Loss for Receivables that have experienced a Realized Loss			$3,241.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.93%	362	$8,028,531.06
61-90 Days Delinquent	0.12%	39	$1,025,346.91
91-120 Days Delinquent	0.04%	13	$361,247.31
Over 120 Days Delinquent	0.04%	13	$367,194.86
Total Delinquent Receivables	1.13%	427	$9,782,320.14

Repossession Inventory:
Repossessed in the Current Collection Period		34	$901,576.27
Total Repossessed Inventory		45	$1,105,826.24

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1559%
Prior Collection Period			0.1152%
Current Collection Period			0.1527%
Three Month Average			0.1413%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2026%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer